Trade and Other Receivables - Gross and Net Amount of Accrued Income (Details) - GBP (£) £ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Disclosure of Trade and Other Receivables [Line Items]
Accrued income	£ 12,775	£ 13,458
Gross carrying amount
Disclosure of Trade and Other Receivables [Line Items]
Accrued income	12,775	13,466
Expected credit loss allowance
Disclosure of Trade and Other Receivables [Line Items]
Accrued income	£ 0	£ (8)